UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31,
2007
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Mason Capital Partners
Address:  50 Congress St. Suite 843
Boston, MA 02109
13F File Number: 028-10262
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.


Person Signing this Report on Behalf of Reporting Manager:
Name: Catherine Faddis
Title: Chief Compliance Officer
Phone: 617-228-5190
Signature, Place, and Date of Signing:

Catherine Faddis, Boston, MA

Report Type (Check only one.):
[ X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 1111
Form 13F Information Table Value Total: $419709412
List of Other Included Managers: 0
No. 13F File Number Name:  Mason Capital Partners





									Voting Authority
Name of Issuer	Title of Class	Cusip	Value	Shs/ Prin	Shs	Put/Call	Invstmt Dscretn	Other Managers	Sole	Shared	None
Alexandria Real Estate 8.375 pfd	PFD	15271406	 867,520 	 32,000 	Sh		Sole		 32,000 	0	0
BankNorth Cap Trust 8.0 pfd	PFD	06646Y201	 774,620 	 30,800 	Sh		Sole		 30,800 	0	0
Brandywine Realty Trust 7.5 pfd	PFD	105368401	 2,118,479 	 84,100 	Sh		Sole		 84,100 	0	0
CBL & Associates 7.75 pfd 	PFD	124830506	 250,292 	 9,800 	Sh		Sole		 9,800 	0	0
CBL & Associates 8.75 pfd	PFD	124830308	 654,160 	 13,000 	Sh		Sole		 13,000 	0	0
Chittenden Cap Trust 8.0 pfd	PFD	170221204	 688,014 	 27,400 	Sh		Sole		 27,400 	0	0
Colonial Cap Trust 7.875 pfd	PFD	19560Q203	 1,282,500 	 50,000 	Sh		Sole		 50,000 	0	0
Colonial Properties Trust 8.125 pfd	PFD	195872403	 1,484,122 	 57,600 	Sh		Sole		 57,600 	0	0
Corporate Office Properties Trust 7.5 pfd Ser H	PFD	22002T603	 1,977,858 	 78,300 	Sh		Sole		 78,300 	0	0
Digital Realty 7.875 pfd	PFD	253868301	 1,572,840 	 61,200 	Sh		Sole		 61,200 	0	0
Gladstone Commercial 7.5 pfd	PFD	376536306	 1,403,360 	 56,000 	Sh		Sole		 56,000 	0	0
Gladstone Commercial Corp. 7.75 pfd Ser A	PFD	376536207	 50,600 	 2,000 	Sh		Sole		 2,000 	0	0
GMX Resources Inc 9.25 pfd Ser B	PFD	38011M405	 1,058,000 	 40,000 	Sh		Sole		 40,000 	0	0
Highwood Properties 8 pfd	PFD	431284306	 1,010,000 	 40,000 	Sh		Sole		 40,000 	0	0
Hovnanian Enterprises 7.625 pfd	PFD	442487112	 989,280 	 41,220 	Sh		Sole		 41,220 	0	0
Impac Mortgage Holdings 9.375 pfd	PFD	45254P300	 849,730 	 42,700 	Sh		Sole		 42,700 	0	0
Kilroy Realty Corp. 7.8 pfd	PFD	49427F405	 2,214,500 	 86,000 	Sh		Sole		 86,000 	0	0
LBA Realty 7.625 pfd	PFD	501777304	 1,395,870 	 66,470 	Sh		Sole		 66,470 	0	0
Lexington Realty Trust 8.05 pfd	PFD	529043200	 1,371,976 	 54,100 	Sh		Sole		 54,100 	0	0
MB Financial 8.6 pfd	PFD	57887Q209	 1,318,572 	 52,200 	Sh		Sole		 52,200 	0	0
National Penn 7.85 pfd	PFD	62935R209	 495,990 	 19,800 	Sh		Sole		 19,800 	0	0
North Fork Capital Trust 8.7 pfd 	PFD	659435AC5	 187,907 	 180,158 	Sh		Sole		 180,158 	0	0
Old Second Cap Trust 7.8 pfd	PFD	680280104	 1,087,324 	 106,496 	Sh		Sole		 106,496 	0	0
PS Business Parks 7.375 pfd	PFD	69360J750	 1,222,560 	 48,000 	Sh		Sole		 48,000 	0	0
Republic Cap 8.6 pfd	PFD	760329201	 867,500 	 34,700 	Sh		Sole		 34,700 	0	0
San Diego Gas & Electric 1.7625 pfd	PFD	797440831	 27,363 	 1,100 	Sh		Sole		 1,100 	0	0
Scottish RE Group 7.25 pfd	PFD	G73537402	 1,806,995 	 82,700 	Sh		Sole		 82,700 	0	0
Sterling Bank 8.3 pfd	PFD	85915Q206	 155,682 	 6,200 	Sh		Sole		 6,200 	0	0
Trans-Canada 8.25 pfd	PFD	893526723	 182,630 	 7,000 	Sh		Sole		 7,000 	0	0
Urstadt Biddle Properties 7.5 pfd	PFD	917286502	 1,265,500 	 50,000 	Sh		Sole		 50,000 	0	0
Zion Cap 8.0 pfd	PFD	989703202	 704,965 	 27,700 	Sh		Sole		 27,700 	0	0
Acadia Realty Trust	COM	4239109	 4,159,208 	 159,540 	Sh		Sole		 159,540 	0	0
AMP NZ Office Trust	ADR	609327903	 2,023,358 	 2,007,000 	Sh		Sole		 2,007,000 	0	0
B & G Foods Inc	COM	05508R205	 9,659,405 	 413,325 	Sh		Sole		 413,325 	0	0
Brandywine Realty Trust	COM	105368203	 6,384,451 	 191,094 	Sh		Sole		 191,094 	0	0
Bristol-Myers Squibb Co.	COM	110122108	 6,295,968 	 226,800 	Sh		Sole		 226,800 	0	0
Buckeye Partners LP	UNIT Ltd Part	118230101	 8,019,339 	 161,290 	Sh		Sole		 161,290 	0	0
Canada Cartage Diversified Income Fund	COM	134830108	 1,004,421 	 128,750 	Sh		Sole		 128,750 	0	0
Canetic Resources Trust	COM	137513107	 1,872,150 	 144,456 	Sh		Sole		 144,456 	0	0
Cherokee Inc.	COM	16444H102	 4,238,396 	 98,430 	Sh		Sole		 98,430 	0	0
Colonial Properties Trust	COM	195872106	 4,279,051 	 93,695 	Sh		Sole		 93,695 	0	0
Cominar REIT	COM	199910100	 3,938,959 	 192,550 	Sh		Sole		 192,550 	0	0
Enel Societa Per Azioni ADS	ADR	29265W108	 6,274,480 	 117,280 	Sh		Sole		 117,280 	0	0
Energias de Portugal, SA ADR	ADR	268353109	 5,450,564 	 101,557 	Sh		Sole		 101,557 	0	0
Enerplus Resources Fund Trust	COM	29274D604	 4,157,150 	 98,464 	Sh		Sole		 98,464 	0	0
Ferrellgas Partners LP	UNIT Ltd Part	315293100	 4,728,836 	 204,005 	Sh		Sole		 204,005 	0	0
First Industrial Realty Trust	COM	32054K103	 6,092,171 	 134,485 	Sh		Sole		 134,485 	0	0
Getty Realty Corp.	COM	374297109	 4,304,534 	 149,775 	Sh		Sole		 149,775 	0	0
Gladstone Commercial Corp.	COM	376536108	 2,526,300 	 126,000 	Sh		Sole		 126,000 	0	0
Global Partners LP	UNIT Ltd Part	37946R109	 4,568,923 	 127,410 	Sh		Sole		 127,410 	0	0
Huaneng Power ADR	ADR	443304100	 6,689,549 	 192,505 	Sh		Sole		 192,505 	0	0
Kinder Morgan Energy Partners	UNIT Ltd Part	494550106	 8,652,216 	 164,241 	Sh		Sole		 164,241 	0	0
Kinder Morgan Management	COM	49455U100	 550,318 	 10,740 	Sh		Sole		 10,740 	0	0
Kite Realty Group	COM	49803T102	 1,635,900 	 82,000 	Sh		Sole		 82,000 	0	0
Lakeview Hotel REIT	COM	512223108	 1,563,236 	 421,400 	Sh		Sole		 421,400 	0	0
Lanesborough REIT	COM	515555100	 1,439,843 	 299,300 	Sh		Sole		 299,300 	0	0
Liberty Property Trust	COM	531172104	 5,349,700 	 109,805 	Sh		Sole		 109,805 	0	0
Mack-Cali Realty Corp.	COM	554489104	 5,556,278 	 116,655 	Sh		Sole		 116,655 	0	0
Mechel Open Joint Stock Co.	ADR	583840103	 3,604,134 	 108,395 	Sh		Sole		 108,395 	0	0
Mid Penn Bancorp Inc.	COM	59540G107	 2,629 	 110 	Sh		Sole		 110 	0	0
Monmouth Capital Corp.	COM	609524103	 2,997,376 	 542,021 	Sh		Sole		 542,021 	0	0
Monmouth Real Estate Investment Corp.	COM	609720107	 3,771,176 	 437,491 	Sh		Sole		 437,491 	0	0
Oneok Partners LP	UNIT Ltd Part	68268N103	 9,029,408 	 133,769 	Sh		Sole		 133,769 	0	0
Paramount Energy Trust	COM	699219101	 1,555,081 	 190,450 	Sh		Sole		 190,450 	0	0
Parkway Properties Inc.	COM	70159Q104	 2,007,445 	 38,420 	Sh		Sole		 38,420 	0	0
Pembina Pipeline Income Fund	COM	706329109	 2,026,132 	 147,380 	Sh		Sole		 147,380 	0	0
Pengrowth Energy Trust	COM	706902509	 4,310,116 	 255,490 	Sh		Sole		 255,490 	0	0
Penn Virginia Resources LP	UNIT Ltd Part	707884102	 4,195,602 	 150,380 	Sh		Sole		 150,380 	0	0
PetroChina Ltd ADS	ADR	71646E100	 6,267,828 	 53,530 	Sh		Sole		 53,530 	0	0
Primaris Retail REIT	COM	74157U109	 3,510,745 	 199,250 	Sh		Sole		 199,250 	0	0
Progress Energy	COM	74326T108	 19,500 	 1,000 	Sh		Sole		 1,000 	0	0
Ramco Gershenson Properties Trust	COM	751452202	 5,841,870 	 163,592 	Sh		Sole		 163,592 	0	0
Reddy Ice Holdings, Inc.	COM	75734R105	 5,360,270 	 177,610 	Sh		Sole		 177,610 	0	0
Scottish Power PLC ADS	ADR	81013T804	 116,915 	 1,862 	Sh		Sole		 1,862 	0	0
Sunoco Logistics Partners LP	UNIT Ltd Part	86764L108	 3,709,016 	 62,610 	Sh		Sole		 62,610 	0	0
Thornburg Mortgage Inc.	COM	885218107	 3,418,740 	 131,490 	Sh		Sole		 131,490 	0	0
Tomkins PLC ADR	ADR	890030208	 4,548,053 	 216,265 	Sh		Sole		 216,265 	0	0
UMH Properties Inc.	COM	903002103	 2,932,475 	 192,926 	Sh		Sole		 192,926 	0	0
Urstadt Biddle Properties	COM	917286106	 448,305 	 24,700 	Sh		Sole		 24,700 	0	0
Urstadt Biddle Properties	COM	917286205	 301,224 	 15,400 	Sh		Sole		 15,400 	0	0
Weingarten Realty Investors	COM	948741103	 4,042,505 	 84,998 	Sh		Sole		 84,998 	0	0
Air Products & Chemicals Inc.	COM	9158106	 7,161,917 	 96,835 	Sh		Sole		 96,835 	0	0
Arkema ADR	ADR	41232109	 113,523 	 1,987 	Sh		Sole		 1,987 	0	0
Associated Banc Corp.	COM	45487105	 4,694,760 	 139,725 	Sh		Sole		 139,725 	0	0
Automatic Data Processing Inc.	COM	53015103	 6,569,574 	 135,735 	Sh		Sole		 135,735 	0	0
BB&T Corp.	COM	54937107	 2,051 	 50 	Sh		Sole		 50 	0	0
Bemis Co. Inc.	COM	81437105	 6,777,001 	 202,965 	Sh		Sole		 202,965 	0	0
Colgate-Palmolive Co.	COM	194162103	 6,574,474 	 98,435 	Sh		Sole		 98,435 	0	0
Colonial Bancgroup, Inc.	COM	195493309	 49,500 	 2,000 	Sh		Sole		 2,000 	0	0
Compass Bancshares Inc.	COM	20449H109	 2,650,864 	 38,530 	Sh		Sole		 38,530 	0	0
CPL Resources PLC	COM	572383909	 2,261,851 	 223,575 	Sh		Sole		 223,575 	0	0
Euronet Worldwide, Inc.	COM	298736109	 2,735,557 	 101,845 	Sh		Sole		 101,845 	0	0
Exxon Mobil Corp.	COM	30231G102	 6,506,431 	 86,235 	Sh		Sole		 86,235 	0	0
Fiserv Inc.	COM	337738108	 5,691,746 	 107,270 	Sh		Sole		 107,270 	0	0
Fulton Financial Corp.	COM	360271100	 3,332,935 	 229,383 	Sh		Sole		 229,383 	0	0
General Electric Co.	COM	369604103	 6,382,657 	 180,505 	Sh		Sole		 180,505 	0	0
General Mills Inc.	COM	370334104	 5,850,528 	 100,490 	Sh		Sole		 100,490 	0	0
Grainger, WW Inc	COM	384802104	 6,874,360 	 89,000 	Sh		Sole		 89,000 	0	0
Grontmij-CVA	ADR	438502007	 4,625,907 	 31,592 	Sh		Sole		 31,592 	0	0
Harvest Community Bank	COM	41752W103	 233,000 	 20,000 	Sh		Sole		 20,000 	0	0
Harvest Community Bank Warrants	COM	41752W111	 16,000 	 20,000 	Sh		Sole		 20,000 	0	0
Heineken NV	COM	779255900	 1,446,496 	 27,749 	Sh		Sole		 27,749 	0	0
Heineken NV ADR	ADR	423012202	 3,433,932 	 131,750 	Sh		Sole		 131,750 	0	0
Hormel Foods Corp.	COM	440452100	 6,154,871 	 165,498 	Sh		Sole		 165,498 	0	0
Ireland Bank ADR	ADR	46267Q103	 5,716,785 	 66,090 	Sh		Sole		 66,090 	0	0
Johnson & Johnson	COM	478160104	 4,027,477 	 66,835 	Sh		Sole		 66,835 	0	0
Logitech International SA	COM	H50430232	 3,773,191 	 135,580 	Sh		Sole		 135,580 	0	0
Marathon Oil Corp.	COM	565849106	 4,938,535 	 49,970 	Sh		Sole		 49,970 	0	0
Marshall & Ilsley Corp.	COM	571834100	 3,704,800 	 80,000 	Sh		Sole		 80,000 	0	0
Milacron Inc.	COM	598709103	 223,014 	 337,900 	Sh		Sole		 337,900 	0	0
Narrowstep, Inc.	COM	631082203	 660 	 1,000 	Sh		Sole		 1,000 	0	0
Norfolk & Southern Corp.	COM	655844108	 6,507,059 	 128,598 	Sh		Sole		 128,598 	0	0
Novartis AG ADR	COM	66987V109	 5,935,550 	 108,650 	Sh		Sole		 108,650 	0	0
Omnicom Group	COM	681919106	 6,738,140 	 65,815 	Sh		Sole		 65,815 	0	0
Peabody Energy	COM	704549104	 1,701,750 	 42,290 	Sh		Sole		 42,290 	0	0
Prosperity Bancshares Inc.	COM	743606105	 4,452,105 	 128,155 	Sh		Sole		 128,155 	0	0
Rostelecom Long Distance	ADR	778529107	 1,996,468 	 38,475 	Sh		Sole		 38,475 	0	0
Sanofi-Aventis  ADR	ADR	80105N105	 5,115,906 	 117,580 	Sh		Sole		 117,580 	0	0
Sasol Ltd ADR	ADR	803866300	 1,533,520 	 46,400 	Sh		Sole		 46,400 	0	0
SNC-Lavalin Group Inc.	COM	78460T105	 5,145,314 	 179,552 	Sh		Sole		 179,552 	0	0
St. Gobain	COM	738048909	 5,947,747 	 61,065 	Sh		Sole		 61,065 	0	0
St. Gobain ADR	ADR	F80343100	 238,875 	 2,450 	Sh		Sole		 2,450 	0	0
State Street Corp.	COM	857477103	 2,475,069 	 38,225 	Sh		Sole		 38,225 	0	0
Swift Energy Co.	COM	870738101	 3,810,677 	 91,230 	Sh		Sole		 91,230 	0	0
Talisman Energy Inc.	COM	87425E103	 5,706,912 	 324,995 	Sh		Sole		 324,995 	0	0
TD BankNorth Inc.	COM	87235A101	 4,045,696 	 125,799 	Sh		Sole		 125,799 	0	0
Toronto Dominion Bank	COM	891160509	 4,939,484 	 81,766 	Sh		Sole		 81,766 	0	0
Total SA ADR	COM	89151E109	 6,215,654 	 89,075 	Sh		Sole		 89,075 	0	0
Tristar Oil & Gas Ltd.	COM	89677A102	 52,810 	 11,946 	Sh		Sole		 11,946 	0	0
Tullow Oil PLC	COM	G91235104	 2,169,100 	 303,200 	Sh		Sole		 303,200 	0	0
Tullow Oil PLC ADR	ADR	15008907	 2,209,078 	 309,000 	Sh		Sole		 309,000 	0	0
UPS Inc.	COM	911312106	 3,480,185 	 49,646 	Sh		Sole		 49,646 	0	0





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